Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Sep. 30, 2025
Customer Relationship [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	12 years
Customer Relationship [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	15 years
Brand [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	5 years
Backlog [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful life	1 year